Additional Disclosures in the Statement of Cash Flows - Summary of Additional Information on Operational Cash Flows Interest (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of details of cash flows from operating activities [line items]
Interest paid	$ (1,566,575,130)	$ (732,306,511)	$ (749,957,529)
Interest collected	2,297,432,458	1,825,117,787	1,310,191,918
Total	$ 730,857,328	$ 1,092,811,276	$ 560,234,389